Flight Equipment Spare Parts - Summary of Flight Equipment Spare Parts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ 1,950	¥ 2,185
Flight equipment spare parts [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	1,950	2,185
Flight equipment spare parts [member] | Cost [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	2,778	2,716
Flight equipment spare parts [member] | Impairment [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ (828)	¥ (531)